UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21983

NASDAQ Premium Income & Growth Fund Inc.
(Exact name of registrant as specified in charter)
Nuveen Investments 333 West Wacker Drive, Chicago, Illinois 60606
(Address of principal executive offices) (Zip code)
Kevin J. McCarthy Vice President and Secretary 333 West Wacker Drive, Chicago, Illinois 60606
(Name and address of agent for service)
Registrant’s telephone number, including area code:		312-917-7700
Date of fiscal year end:	12/31
Date of reporting period:	3/31/2013

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

Portfolio of Investments (Unaudited)
NASDAQ Premium Income & Growth Fund Inc. (QQQX)
March 31, 2013

Shares	Description (1)			Value
	Common Stocks – 100.4%
	Aerospace & Defense – 0.7%
8,234	General Dynamics Corporation			$ 580,579
2,843	Lockheed Martin Corporation			274,406
2,019	Precision Castparts Corporation			382,843
8,828	United Technologies Corporation			824,800
	Total Aerospace & Defense			2,062,628
	Air Freight & Logistics – 0.4%
2,768	FedEx Corporation			271,818
8,274	United Parcel Service, Inc., Class B			710,737
4,069	UTI Worldwide, Inc.			58,919
	Total Air Freight & Logistics			1,041,474
	Airlines – 0.1%
6,915	Ryanair Holdings PLC			288,909
	Auto Components – 0.2%
1,406	Autoliv Inc.			97,211
1,182	BorgWarner Inc., (2)			91,416
10,993	Gentex Corporation			219,970
4,227	Lear Corporation			231,935
	Total Auto Components			640,532
	Beverages – 0.2%
4,447	Brown-Forman Corporation			317,516
1,705	PepsiCo, Inc.			134,883
	Total Beverages			452,399
	Biotechnology – 8.8%
14,421	Alkermes Inc., (2)			341,922
11,732	BioMarin Pharmaceutical Inc., (2)			730,434
65,433	Celgene Corporation, (2)			7,584,339
9,456	Cubist Pharmaceuticals Inc., (2)			442,730
3,743	Genomic Health, Inc., (2)			105,852
230,000	Gilead Sciences, Inc., (2)			11,253,900
6,049	Immunogen, Inc., (2)			97,147
9,571	Incyte Pharmaceuticals Inc., (2)			224,057
10,136	ISIS Pharmaceuticals, Inc., (2)			171,704
36,642	Lexicon Genetics, Inc., (2)			79,880
12,904	Myriad Genentics Inc., (2)			327,762
5,158	Onyx Pharmaceuticals Inc., (2)			458,340
9,000	Regeneron Pharmaceuticals, Inc., (2)			1,587,600
12,177	Seattle Genetics, Inc., (2)			432,405
3,054	Theravance Inc., (2)			72,135
6,117	United Therapeutics Corporation, (2)			372,342
25,630	Vertex Pharmaceuticals Inc., (2)			1,409,137
	Total Biotechnology			25,691,686
	Capital Markets – 0.4%
1,498	Franklin Resources, Inc.			225,913
11,627	SEI Investments Company			335,439
5,883	T. Rowe Price Group Inc.			440,460
5,152	TD Ameritrade Holding Corporation			106,234
	Total Capital Markets			1,108,046
	Chemicals – 0.5%
2,138	Air Products & Chemicals Inc.			186,263
5,970	Ecolab Inc.			478,675
7,810	Methanex Corporation			317,320
1,163	Monsanto Company			122,848
3,448	Praxair, Inc.			384,590
	Total Chemicals			1,489,696
	Commercial Services & Supplies – 0.6%
3,842	Cintas Corporation			169,547
5,162	Copart Inc., (2)			176,953
2,907	Iron Mountain Inc.			105,553
7,605	KAR Auction Services Inc.			152,328
3,753	Rollins Inc.			92,136
15,000	Tetra Tech, Inc., (2)			457,350
3,738	United Stationers, Inc.			144,474
4,788	Waste Connections Inc.			172,272
9,417	Waste Management, Inc.			369,241
	Total Commercial Services & Supplies			1,839,854
	Communications Equipment – 8.7%
604,206	Cisco Systems, Inc.			12,633,947
21,858	LM Ericsson Telefonaktiebolget, Sponsored ADR			275,411
184,022	QUALCOMM, Inc.			12,320,273
	Total Communications Equipment			25,229,631
	Computers & Peripherals – 14.3%
90,000	Apple, Inc., (3)			39,836,698
8,806	EMC Corporation, (2)			210,375
24,822	SanDisk Corporation, (2)			1,365,210
	Total Computers & Peripherals			41,412,283
	Containers & Packaging – 0.0%
1,377	Silgan Holdings, Inc.			65,063
	Distributors – 0.3%
40,470	LKQ Corporation, (2)			880,627
	Diversified Consumer Services – 0.0%
1,285	Strayer Education Inc.			62,168
	Diversified Telecommunication Services – 0.4%
11,623	AT&T Inc.			426,448
12,086	Verizon Communications Inc.			594,027
	Total Diversified Telecommunication Services			1,020,475
	Electrical Equipment – 0.1%
4,297	Eaton PLC			263,191
	Electronic Equipment & Instruments – 0.3%
995	Amphenol Corporation, Class A			74,277
3,675	Arrow Electronics, Inc., (2)			149,279
5,960	Avnet Inc., (2)			215,752
13,756	National Instruments Corporation			450,509
1,870	Plexus Corporation, (2)			45,460
	Total Electronic Equipment & Instruments			935,277
	Food & Staples Retailing – 0.7%
2,453	Casey’s General Stores, Inc.			143,010
5,132	CVS Caremark Corporation			282,209
1,862	Fresh Market Inc., (2)			79,638
20,370	Kroger Co.			675,062
1,050	PriceSmart, Inc.			81,722
14,234	Walgreen Co.			678,677
	Total Food & Staples Retailing			1,940,318
	Health Care Equipment & Supplies – 1.0%
11,141	Abbott Laboratories			393,500
4,453	Baxter International, Inc.			323,466
2,926	Becton, Dickinson and Company			279,755
1,655	C. R. Bard, Inc.			166,791
6,787	Covidien PLC			460,430
1,123	Idexx Labs Inc., (2)			103,754
9,210	Medtronic, Inc.			432,502
2,552	Saint Jude Medical Inc.			103,203
3,714	Stryker Corporation			242,301
1,202	Varian Medical Systems, Inc., (2)			86,544
2,561	Zimmer Holdings, Inc.			192,638
	Total Health Care Equipment & Supplies			2,784,884
	Health Care Providers & Services – 2.0%
7,890	AmerisourceBergen Corporation			405,941
7,457	Cardinal Health, Inc.			310,360
75,000	Express Scripts, Holding Company, (2)			4,323,750
5,773	McKesson HBOC Inc.			623,253
1,606	Patterson Companies, Inc.			61,092
	Total Health Care Providers & Services			5,724,396
	Health Care Technology – 0.1%
8,481	Allscripts Healthcare Solutions Inc., (2)			115,257
13,136	Quality Systems Inc.			240,126
	Total Health Care Technology			355,383
	Hotels, Restaurants & Leisure – 0.8%
3,330	Cheesecake Factory Inc.			128,571
2,690	Darden Restaurants, Inc.			139,019
1,773	Panera Bread Company, (2)			292,971
13,593	Wynn Resorts Ltd			1,701,300
	Total Hotels, Restaurants & Leisure			2,261,861
	Household Durables – 0.1%
100	NVR Inc., (2)			108,011
15,000	Skullcandy Inc., (2)			79,200
	Total Household Durables			187,211
	Household Products – 0.1%
3,724	Procter & Gamble Company			286,971
	Industrial Conglomerates – 0.1%
1,793	3M Co.			190,614
3,005	Danaher Corporation			186,761
	Total Industrial Conglomerates			377,375
	Insurance – 0.1%
5,268	CNA Financial Corporation			172,211
	Internet & Catalog Retail – 6.1%
50,000	Amazon.com, Inc., (2)			13,324,500
1,604	Hosting Site Network, Inc.			87,995
6,208	priceline.com Incorporated, (2)			4,270,669
	Total Internet & Catalog Retail			17,683,164
	Internet Software & Services – 12.2%
31,371	Baidu.com, Inc., Sponsored ADR, (2)			2,751,237
147,828	eBay Inc., (2), (3)			8,015,234
28,325	Google Inc., Class A, (2)			22,490,900
11,128	IAC/InterActiveCorp.			497,199
4,807	J2 Global Inc.			188,482
1,436	Mercadolibre, Inc.			138,660
7,516	Netease.com, Inc.			411,651
4,376	NIC, Incorporated			83,844
5,556	Open Text Corporation			327,971
1,733	Sina Corporation			84,206
2,032	Sohu.com Inc.			100,808
8,335	ValueClick, Inc., (2)			246,299
5,270	WebMD Health Corporation, Class A, (2)			128,166
	Total Internet Software & Services			35,464,657
	IT Services – 2.1%
4,453	Acxiom Corporation, (2)			90,841
27,590	Amdocs Limited			1,000,138
10,704	Computer Sciences Corporation			526,958
5,989	CSG Systems International Inc., (2), (3)			126,907
19,208	Genpact Limited			349,394
1,448	Global Payments Inc.			71,908
19,648	Henry Jack and Associates Inc.			907,934
9,723	International Business Machines Corporation (IBM)			2,073,916
8,650	ManTech International Corporation, Class A			232,426
3,931	NeuStar, Inc., (2)			182,909
20,035	SAIC, Inc.			271,474
6,846	Sapient Corporation, (2)			83,453
2,118	Teradata Corporation, (2)			123,924
8,580	Total System Services Inc.			212,612
	Total IT Services			6,254,794
	Life Sciences Tools & Services – 0.8%
4,788	Charles River Laboratories International, Inc., (2)			211,965
14,460	ICON plc, (2)			466,913
5,980	Luminex Corporation, (2)			98,790
20,567	Techne Corporation			1,395,471
1,133	Thermo Fisher Scientific, Inc.			86,663
	Total Life Sciences Tools & Services			2,259,802
	Machinery – 0.4%
2,571	AGCO Corporation			134,001
4,955	CNH Global N.V.			204,741
1,251	Deere & Company			107,561
7,181	Makita Corporation, ADR			319,483
3,641	Nordson Corporation			240,124
2,114	WABCO Holdings Inc., (2)			149,227
	Total Machinery			1,155,137
	Media – 6.9%
230,000	Comcast Corporation, Class A			9,662,300
14,000	Discovery Communications inc., Class A Shares, (2)			1,102,360
6,138	Focus Media Holding, Limited			164,560
2,045	Lamar Advertising Company, (2)			99,407
205,331	News Corporation, Class A			6,266,702
11,375	Omnicom Group, Inc.			669,988
2,345	Scripps Networks Interactive, Class A Shares			150,877
25,207	Thomson Corporation			818,723
9,988	Walt Disney Company			567,318
6,836	WPP Group PLC			547,700
	Total Media			20,049,935
	Metals & Mining – 0.2%
6,000	Rangold Resources Limited			515,880
	Multiline Retail – 0.7%
7,979	Dollar General Corporation, (2)			403,578
17,152	Family Dollar Stores, Inc.			1,012,826
10,757	Macy’s, Inc.			450,073
2,818	Nordstrom, Inc.			155,638
	Total Multiline Retail			2,022,115
	Office Electronics – 0.1%
29,579	Xerox Corporation			254,379
1,872	Zebra Technologies Corporation, Class A, (2)			88,227
	Total Office Electronics			342,606
	Pharmaceuticals – 1.2%
11,141	AbbVie Inc.			454,330
1,753	Actavis Inc., (2)			161,469
4,275	Allergan, Inc.			477,218
3,606	Bristol-Myers Squibb Company			148,531
8,946	Endo Pharmaceuticals Holdings Inc., (2)			275,179
12,362	Forest Laboratories, Inc., (2)			470,250
9,693	Johnson & Johnson			790,270
6,009	Shire plc, ADR			548,982
5,980	ViroPharma, Inc., (2)			150,457
	Total Pharmaceuticals			3,476,686
	Professional Services – 0.6%
6,314	Equifax Inc.			363,623
2,798	IHS Inc., (2)			293,007
1,389	Towers Watson & Company, Class A Shares			96,285
15,000	Verisk Analytics Inc, Class A Shares, (2)			924,450
	Total Professional Services			1,677,365
	Real Estate Investment Trust – 0.5%
20,439	American Tower REIT Inc.			1,572,168
	Road & Rail – 0.5%
3,987	CSX Corporation			98,200
19,779	Heartland Express, Inc.			263,852
4,374	J.B. Hunt Transports Serives Inc.			325,776
9,051	Landstar System			516,722
8,819	Werner Enterprises, Inc.			212,891
	Total Road & Rail			1,417,441
	Semiconductors & Equipment – 8.5%
9,078	Aixtron AG, Aachen SH			133,083
28,000	Analog Devices, Inc., (3)			1,301,720
12,000	ARM Holdings PLC			508,440
2,443	ASM International NV			81,327
10,563	ASM Lithography Holding NV			718,390
2,227	Cabot Microelectronics Corporation, (2)			77,388
5,000	Cirrus Logic Inc., (2)			113,750
10,000	Cree, Inc., (2)			547,100
1,754	Cymer, Inc., (2)			168,559
5,040	Hittite Microwave Corporation, (2)			305,222
575,000	Intel Corporation, (3)			12,563,750
5,743	International Rectifier Corporation, (2)			121,464
11,540	Intersil Holding Corporation, Class A			100,513
4,477	Lam Research Corporation, (2)			185,616
17,996	LSI Logic Corporation, (2)			122,013
2,198	Mellanox Technologies, Limited			122,011
121,609	Micron Technology, Inc., (2)			1,213,658
8,107	Microsemi Corporation, (2)			187,839
72,634	NVIDIA Corporation			931,168
7,270	NXP Semiconductors NV, (2)			219,990
27,886	ON Semiconductor Corporation, (2)			230,896
5,933	Power Integrations Inc.			257,552
11,023	Rambus Inc., (2)			61,839
5,950	Semtech Corporation, (2)			210,571
10,146	Silicon Laboratories Inc., (2)			419,639
44,749	Siliconware Precision Industries Company Limited			260,439
8,537	Skyworks Solutions Inc., (2)			188,070
25,000	Taiwan Semiconductor Manufacturing Company Limited			429,750
7,657	Tessera Technologies Inc.			143,569
80,000	Texas Instruments Incorporated, (3)			2,838,400
	Total Semiconductors & Equipment			24,763,726
	Software – 15.4%
1,606	ACI Worldwide, Inc., (2)			78,469
5,000	Advent Software Inc., (2)			139,850
7,378	Ansys Inc., (2)			600,717
2,847	Blackbaud, Inc.			84,357
18,065	Cadence Design Systems, Inc., (2)			251,645
16,834	Compuware Corporation, (2)			210,425
3,694	Concur Technologies, Inc., (2)			253,630
4,334	Informatica Corporation, (2)			149,393
15,000	Micros Systems, Inc., (2)			682,650
760,000	Microsoft Corporation, (3)			21,743,600
1,584	Microstrategy Inc., (2)			160,111
1,330	NetSuite Inc., (2)			106,480
564,163	Oracle Corporation, (3)			18,245,031
12,402	Parametric Technology Corporation, (2)			316,127
6,511	Progress Software Corporation, (2)			148,321
5,477	Red Hat, Inc., (2)			276,917
513	Salesforce.com, Inc., (2)			91,740
3,202	Solera Holdings Inc.			186,773
2,640	SS&C Technologies Holdings Inc., (2)			79,147
25,778	Synopsys Inc., (2)			924,915
5,497	Tibco Software Inc., (2)			111,149
	Total Software			44,841,447
	Specialty Retail – 2.2%
3,231	Aaron Rents Inc.			92,665
4,472	Advance Auto Parts, Inc.			369,611
18,980	Ascena Retail Group Inc., (2)			352,079
1,202	AutoZone, Inc., (2)			476,918
4,581	CarMax, Inc., (2)			191,028
3,340	Dick’s Sporting Goods Inc.			157,982
8,570	Gap, Inc.			303,378
15,928	Lowe’s Companies, Inc.			603,990
10,855	PetSmart Inc.			674,096
9,254	Rent-A-Center Inc.			341,843
5,369	Sally Beauty Holdings Inc., (2)			157,741
5,585	Signet Jewelers Limited			374,195
5,134	Tiffany & Co.			357,018
14,382	TJX Companies, Inc.			672,359
8,047	Tractor Supply Company			837,934
2,515	Ulta Salon, Cosmetics & Fragrance, Inc.			204,143
2,384	Williams-Sonoma Inc.			122,824
	Total Specialty Retail			6,289,804
	Textiles, Apparel & Luxury Goods – 0.1%
2,496	PVH Corporation			266,598
	Trading Companies & Distributors – 0.1%
4,640	MSC Industrial Direct Inc., Class A			398,019
	Wireless Telecommunication Services – 0.8%
13,012	Crown Castle International Corporation, (2)			906,156
15,355	Partner Communications Company Limited			95,662
12,000	SBA Communications Corporation, (2)			864,240
19,244	Telephone and Data Systems Inc.			405,471
13,012	United States Cellular Corporation, (2)			468,432
	Total Wireless Telecommunication Services			2,739,961
	Total Common Stocks (cost $189,525,557)			291,765,854
Principal
Amount (000)	Description (1)	Coupon	Maturity	Value
	Short-Term Investments – 2.1%
	Repurchase Agreements – 2.1%
$ 6,064	Repurchase Agreement with State Street Bank, dated 3/28/13, repurchase price $6,064,448, collateralized by $5,930,000 U.S. Treasury Notes, 2.375%, due 10/31/14, value $6,188,180	0.010%	4/01/13	$6,064,441
	Total Short-Term Investments (cost $6,064,441)			6,064,441
	Total Investments (cost $195,589,998) – 102.5%			297,830,295
	Other Assets Less Liabilities – (2.5)% (4)			(7,218,151)
	Net Assets – 100%			$290,612,144

Investments in Derivatives as of March 31, 2013

Call Options Written outstanding:

Number of		Notional	Expiration	Strike
Contracts	Type	Amount (5)	Date	Price	Value (4)
(175)	NASDAQ 100 Index	$(49,000,000)	4/20/13	$2,800	$(739,375)
(50)	NASDAQ 100 Index	(14,125,000)	4/20/13	2,825	(135,250)
(75)	NASDAQ 100 Index	(21,375,000)	4/20/13	2,850	(115,125)
(100)	NASDAQ 100 Index	(28,750,000)	5/18/13	2,875	(239,500)
(100)	NASDAQ 100 Index	(28,500,000)	5/18/13	2,850	(342,500)
(25)	Russel 2000 Index	(2,325,000)	5/18/13	930	(82,750)
(25)	Russel 2000 Index	(2,375,000)	5/18/13	950	(50,250)
(550)	Total Call Options Written (premiums received $1,348,489)	$(146,450,000)			$(1,704,750)

Fair Value Measurements

Fair value is defined as the price that the Fund would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.

Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.

Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:

	Level 1		Level 2	Level 3	Total
	Long-Term Investments:
	Common Stocks	$291,765,854	$—	$—	$291,765,854
	Short-Term Investments:
	Repurchase Agreements	—	6,064,441	—	6,064,441
	Derivatives:
	Call Options Written	(1,704,750)	—	—	(1,704,750)
	Total	$290,061,104	$6,064,441	$—	$296,125,545

	Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing certain gains and losses on investment transactions. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

	As of March 31, 2013, the cost of investments (excluding investments in derivatives) was $195,649,233.

	Gross unrealized appreciation and gross unrealized depreciation of investments (excluding investments in derivatives) as of March 31, 2013, were as follows:

	Gross unrealized:
	Appreciation				$106,603,091
	Depreciation				(4,422,029)

	Net unrealized appreciation (depreciation) of investments				$102,181,062

For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.

	(1)				All percentages in the Portfolio of Investments are based on net assets.
	(2)				Non-income producing; issuer has not declared a dividend within the past twelve months.
	(3)				Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investments in derivatives.
	(4)				Other Assets Less Liabilities includes the Value of derivative instruments as listed within Investments in Derivatives as of the end of the reporting period.
	(5)				For disclosure purposes, Notional Amount is calculated by multiplying the Number of Contracts by the Strike Price by 100.
	ADR				American Depositary Receipt.

Item 2. Controls and Procedures.

a.                The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

b.                There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: See EX-99 CERT attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) NASDAQ Premium Income & Growth Fund Inc.

By (Signature and Title)	/s/ Kevin J. McCarthy
Kevin J. McCarthy
Vice President and Secretary

Date: May 30, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Gifford R. Zimmerman
Gifford R. Zimmerman
Chief Administrative Officer (principal executive officer)

Date: May 30, 2013

By (Signature and Title)	/s/ Stephen D. Foy
Stephen D. Foy
Vice President and Controller (principal financial officer)

Date: May 30, 2013